Share of Associates and Joint Ventures' Profit (Loss) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of share of associates and joint ventures’ profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Revenue	286	216	453
Operating costs, special items and other expenses	(259)	(248)	(470)
Net interest received (paid)	4	—	1
Profit (loss) before taxation	31	(32)	(16)
Taxation	(1)	20	23
Profit (loss) after taxation	30	(12)	7
Net impairment reversal of investments in associates	8	3	13
Net impairment reversal of investments in joint ventures	2	—	2
	40	(9)	22